Exploration and evaluation assets and mining data	6 Months Ended
Jun. 30, 2025
Exploration and Evaluation Assets and Mining Data [Abstract]
Exploration and evaluation assets and mining data
15. Exploration and evaluation assets and mining data

	Exploration and evaluation assets	Mining data	Total
	$	$	$
Cost
As at January 1, 2024	57,064,468	12,746,135	69,810,603
Additions	47,766,920	-	47,766,920
As at December 31, 2024	104,831,388	12,746,135	117,577,523

Cost
As at January 1, 2025	104,831,388	12,746,135	117,577,523
Additions	9,854,252	-	9,854,252
As at June 30, 2025	114,685,640	12,746,135	127,431,775
All of our exploration and evaluation assets and mining data relate to the Kabanga Nickel Project in Tanzania.
The capitalization of exploration and evaluation costs is based on the reasonable prospect that the Kabanga Nickel Project can be developed into a profitable mining operation. It assumes that the exploration and evaluation expenditure and study work relating to a mineral resource within a valid license area could result in cash in-flows over time, either through sale or development. Exploration and evaluation expenditures are recognized and measured at cost and the related assets are classified as intangible assets.
Lifezone assesses if the exploration and evaluation phase has been concluded on a project-by-project basis. At the earliest, an exploration asset gets reclassified as a development asset when a current and positive feasibility study describing the development path for the mineral resource was released and is available publicly. That is typically the time when a mineral reserve gets declared. A reclassification will happen at the latest when an exploration asset gets approved for development, via a final investment decision.
Where Lifezone is unsuccessful in acquiring or being granted a tenement area, any such costs are immediately expensed. All costs incurred prior to securing the legal right to undertake exploration activities on a project are written off as incurred. Exploration and evaluation expenditures do not include expenditures incurred after the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.
Additions during the period are capitalized exploration and evaluation costs linked to the Kabanga Nickel Project in Tanzania. Technical and administrative overheads incurred in connection to exploration and evaluation activities are capitalized as exploration and evaluation assets.